Cover	Aug. 21, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 21, 2026
Entity File Number	001-43385
Entity Registrant Name	MERIDIAN3 INDUSTRIALS ACQUISITION CORP
Entity Central Index Key	0002136530
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1330 Avenue of the Americas, Suite 23A
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	653-0982
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	MIACU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	MIAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	MIACW
Security Exchange Name	NASDAQ